Leases (Details) - Schedule of Lease Term and Discount Rate	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Weighted-average remaining lease terms (in years):
Operating lease	8 years	9 years	9 years 10 months 24 days
Finance lease	2 years 6 months	3 years 3 months 18 days	4 years 6 months
Weighted-average discount rate:
Operating lease	7.80%	7.80%	7.80%
Finance lease	7.80%	7.80%	7.80%